Financial Assets and Financial Liabilities - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents [Line Items]
Cash at banks and on hand	€ 453.1	€ 1,325.2
Cash equivalents	11,210.6	12,549.9
Total	11,663.7	13,875.1	€ 1,692.7	€ 1,210.2
Bank deposits
Cash And Cash Equivalents [Line Items]
Cash equivalents	2,589.5	9,401.0
Money market funds
Cash And Cash Equivalents [Line Items]
Cash equivalents	7,446.1	3,148.9
Reverse Repo
Cash And Cash Equivalents [Line Items]
Cash equivalents	€ 1,175.0	€ 0.0